SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 56.12%
Australia — 1.46%
$200,000	Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35(a),(b)	$191,815
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	163,870
200,000	Scentre Group Trust 2, 4.75%, 9/24/80(a),(b)	209,115
170,000	Westpac Banking Corp., 2.67%, 11/15/35(b)	165,765
		730,565
Belgium — 0.39%
140,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	194,154

Brazil — 0.39%
200,000	Suzano Austria GmbH, Series DM3N, 3.13%, 1/15/32	195,690

Canada — 0.82%
160,000	Cenovus Energy, Inc., 3.75%, 2/15/52	161,209
160,000	CI Financial Corp., 3.20%, 12/17/30	164,045
80,000	CI Financial Corp., 4.10%, 6/15/51	86,688
		411,942
Chile — 0.90%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(c)	250,602
200,000	Empresa Nacional de Telecomunicaciones SA, 3.05%, 9/14/32(c)	196,358
		446,960
China — 1.21%
200,000	Prosus NV, 3.06%, 7/13/31(c)	195,618
200,000	Xiaomi Best Time International Ltd., 3.38%, 4/29/30(c)	205,076
200,000	Xiaomi Best Time International Ltd., 4.10%, 7/14/51(c)	203,801
		604,495
France — 1.18%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	234,148
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	148,725
200,000	Societe Generale SA, 3.63%, 3/1/41(a)	204,074
		586,947
Germany — 2.89%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	247,924
750,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	748,843
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	231,066
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	216,389
		1,444,222
India — 0.39%
200,000	Summit Digitel Infrastructure Pvt Ltd., 2.88%, 8/12/31(c)	193,233

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Ireland — 1.71%
$200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	$203,673
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	243,031
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	162,162
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	242,653
		851,519
Italy — 1.33%
200,000	Intesa Sanpaolo SpA, 4.20%, 6/1/32(a),(b)	201,681
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	197,843
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	267,099
		666,623
Japan — 2.26%
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	248,101
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	246,093
200,000(d)	Rakuten Group, Inc., 4.25%, (b),(c),(e)	223,761
200,000	Rakuten Group, Inc., 5.13%, (b),(c),(e)	200,730
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	209,337
		1,128,022
Malaysia — 0.39%
200,000	Genm Capital Labuan Ltd., 3.88%, 4/19/31(c)	195,587

Mexico — 0.40%
200,000	Alpek SAB de CV, 3.25%, 2/25/31(c)	200,902

Spain — 1.37%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	231,912
200,000(d)	Banco Santander SA, 4.38%, (b),(c),(e)	234,235
200,000(d)	CaixaBank SA, 3.63%, (b),(c),(e)	215,849
		681,996
Switzerland — 0.51%
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(b)	254,962

Tanzania — 0.40%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	200,977

United Arab Emirates — 1.10%
200,000	DAE Funding LLC, 3.38%, 3/20/28(c)	202,226
350,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(c)	347,812
		550,038
United Kingdom — 1.51%
150,000(d)	BP Capital Markets Plc, 3.63%, (b),(c),(e)	183,273

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$410,000	HSBC Holdings Plc, 1.16%, 11/22/24(b)	$408,892
140,000(d)	Vodafone Group Plc, 3.00%, 8/27/80(b),(c)	160,524
		752,689
United States — 35.51%
160,000	Ally Financial, Inc., Series C, 4.70%, (b),(e)	164,868
200,000	Americo Life, Inc., 3.45%, 4/15/31(a)	195,060
170,000	AT&T, Inc., 3.10%, 2/1/43	165,400
250,000	AT&T, Inc., 3.50%, 2/1/61	247,621
140,000	Athene Holding Ltd., 3.45%, 5/15/52	141,000
1,000,000	Bank of America Corp., MTN, 0.81%, 10/24/24(b)	993,378
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	251,682
250,000	Barings BDC, Inc., 3.30%, 11/23/26(a)	247,676
150,000(d)	Becton Dickinson Euro Finance Sarl, 1.34%, 8/13/41	162,435
250,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(a)	250,071
250,000	Blackstone Private Credit Fund, 3.25%, 3/15/27(a)	251,287
260,000	Broadcom, Inc., 2.60%, 2/15/33(a)	253,000
250,000	Broadcom, Inc., 3.50%, 2/15/41(a)	254,978
460,000	Capital One Financial Corp., 1.34%, 12/6/24(b)	462,933
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	195,623
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	236,687
1,000,000	Citadel Finance LLC, 3.38%, 3/9/26(a)	1,000,296
700,000	Citigroup, Inc., 0.98%, 5/1/25(b)	695,298
200,000	Coinbase Global, Inc., 3.38%, 10/1/28(a)	187,219
220,000(d)	Cyrusone Europe Finance DAC, 1.13%, 5/26/28(c)	249,285
160,000(d)	CyrusOne LP / CyrusOne Finance Corp., 1.45%, 1/22/27	185,295
175,000	Discovery Communications LLC, 4.00%, 9/15/55	184,752
250,000	Enstar Group Ltd., 3.10%, 9/1/31	244,912
240,000	Flex Intermediate Holdco LLC, 3.36%, 6/30/31(a)	241,650
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	175,335
200,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	197,809
190,000	General Motors Co., 5.40%, 4/1/48	243,252
1,000,000	General Motors Financial Co., Inc., 1.05%, 3/8/24	994,904
200,000	Global Atlantic Fin Co., 3.13%, 6/15/31(a)	198,334
160,000	Global Payments, Inc., 1.50%, 11/15/24	160,072
170,000	GLP Capital LP / GLP Financing II, Inc., 3.25%, 1/15/32	170,894
1,000,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(b)	995,725
270,000	Hill City Funding Trust, 4.05%, 8/15/41(a)	262,353
250,000	Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	241,845
250,000	Hyatt Hotels Corp., 1.30%, 10/1/23	250,123
250,000	Hyatt Hotels Corp., 1.80%, 10/1/24	250,370
230,000	Jackson Financial, Inc., 1.13%, 11/22/23(a)	229,665
160,000	Kinder Morgan, Inc., 3.60%, 2/15/51	162,307
140,000	KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	140,074
331,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	320,806
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	194,479

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$200,000	Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	$203,545
160,000	Micron Technology, Inc., 3.37%, 11/1/41	165,043
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(b)	990,398
260,000	Morgan Stanley, 2.48%, 9/16/36(b)	250,260
200,000	Office Properties Income Trust, 2.40%, 2/1/27	194,130
200,000	Omega Healthcare Investors, Inc., 3.25%, 4/15/33	196,045
180,000	Oracle Corp., 3.65%, 3/25/41	182,569
180,000	Oracle Corp., 4.10%, 3/25/61	188,389
170,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32	167,027
260,000	Prospect Capital Corp., 3.44%, 10/15/28	249,966
200,000	Royalty Pharma Plc, 3.30%, 9/2/40	199,489
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	198,598
250,000	Sabra Health Care LP, 3.20%, 12/1/31	244,463
250,000	Stewart Information Services Corp., 3.60%, 11/15/31	253,605
250,000	SVB Financial Group, Series E, 4.70%, (b),(e)	257,393
200,000	Tapestry, Inc., 3.05%, 3/15/32	201,218
140,000(d)	Thermo Fisher Scientific Finance I BV, 1.63%, 10/18/41	162,345
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	166,722
150,000	Viatris, Inc., 4.00%, 6/22/50	160,687
250,000	Vontier Corp., 2.95%, 4/1/31(a)	246,163
200,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	199,551
		17,728,359
Total Corporate Bonds		28,019,882
(Cost $28,121,277)

Shares
Asset Backed Securities — 16.90%
Cayman Islands — 3.59%
375,000	CIFC Funding Ltd., Series 2016-1A, Class BRR, (LIBOR USD 3-Month + 1.700%), 1.88%, 10/21/31(a),(g)	373,988
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.87%, 10/17/29(a),(g)	299,610
375,000	Palmer Square CLO Ltd., Series 2020-3A, Class A2R, (LIBOR USD 3-Month + 1.600%), 1.73%, 11/15/31(a),(g)	374,137
500,000	Symphony CLO XXIX Ltd., Series 2021-29A, Class B, (LIBOR USD 3-Month + 1.650%), 1.89%, 1/15/34(a),(g)	498,900
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 1.55%, 4/25/31(a),(g)	247,975
		1,794,610
United Kingdom — 0.50%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 1.05%, 11/15/29(a),(g)	250,025

United States — 12.81%
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	508,133

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
$500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	$499,891
272,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	273,197
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	496,629
280,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	271,738
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	448,815
500,000	Flagship Credit Auto Trust, Series 2021-4, Class D, 2.26%, 12/15/27(a)	496,969
500,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	494,679
193,500	Hardee’s Funding LLC, Series 2018-1A, Class A23, 5.71%, 6/20/48(a)	213,460
250,000	Jersey Mike’s Funding, Series 2021-1A, Class A2I, 2.89%, 2/15/52(a)	253,018
386,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	407,178
425,702	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(a)	417,177
380,000	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	377,276
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	366,521
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	223,029
223,100	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48(a)	242,543
399,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51(a)	402,983
		6,393,236
Total Asset Backed Securities		8,437,871
(Cost $8,473,394)

Principal Amount
U.S. Government Agency Backed Mortgages — 16.67%
United States — 16.67%
2,100,000	Fannie Mae, (TBA), 3.00%, 1/1/52	2,176,062
2,600,000	Fannie Mae, (TBA), 2.50%, 1/1/52	2,654,522
3,500,000	Fannie Mae, (TBA), 2.00%, 1/1/52	3,490,991
		8,321,575
Total U.S. Government Agency Backed Mortgages		8,321,575
(Cost $8,310,258)

Shares
Collateralized Mortgage Obligations — 9.04%
Bermuda — 2.42%
247,624	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 1.85%, 3/25/29(a),(g)	247,624

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
$272,861	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 1.95%, 10/25/28(a),(g)	$272,861
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 1.90%, 4/25/29(a),(g)	688,190
		1,208,675
United States — 6.62%
400,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.51%, 10/15/38(a),(g)	398,258
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	630,041
469,980	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 0.95%, 11/25/41(a),(g)	469,834
590,373	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	590,196
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	404,846
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	405,315
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	405,507
		3,303,997
Total Collateralized Mortgage Obligations		4,512,672
(Cost $4,515,691)

Principal Amount
Bank Loans — 4.19%
Ireland — 1.80%
400,000	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 2.75%, 12/1/27(g)	400,252
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 1-Month + 2.00%), 2.14%, 11/5/28(g)	499,375
		899,627
United States — 2.39%
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 1.84%, 6/22/26(g)	396,372
400,000	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26(g)	399,400
400,000	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.09%, 6/3/28(g)	398,500
		1,194,272
Total Bank Loans		2,093,899
(Cost $2,098,326)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. Treasury Obligations — 4.07%
United States — 4.07%
$1,830,000	U.S. Treasury Bonds, 2.38%, 5/15/51	$2,030,728

Total U.S. Treasury Obligations		2,030,728
(Cost $2,000,185)
Foreign Government Bonds — 0.62%
Mexico — 0.32%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	159,229

Romania — 0.30%
140,000(d)	Romanian Government International Bond, 3.38%, 1/28/50(c)	150,148

Total Foreign Government Bonds		309,377
(Cost $321,990)

Shares
Investment Company — 8.91%
4,451,093	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	4,451,093
Total Investment Company		4,451,093
(Cost $4,451,093)
Total Investments		$58,177,097
(Cost $58,292,214) — 116.52%
Liabilities in excess of other assets — (16.52)%		(8,249,326)
NET ASSETS — 100.00%		$49,927,771

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	400,948	EUR	470,000	Citibank N.A.		$7,308
USD	346,467	EUR	300,000	Citibank N.A.		4,746
USD	500,000	EUR	431,965	Citibank N.A.		7,961
						$20,015

EUR	860,000	GBP	730,018	Citibank N.A.		$(8,457)
USD	3,220,326	EUR	2,850,000	Citibank N.A.		(26,024)
USD	333,498	GBP	250,000	Citibank N.A.		(4,870)
						$(39,351)

Total						$(19,336)
Financial futures contracts as of December 31, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	9	March 2022	$(21,834)	EUR	$1,755,943	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	2	March 2022	(597)	USD	292,875	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	6	March 2022	(8,634)	USD	962,625	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	6	March 2022	(6,761)	USD	1,182,750	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	48	March 2022	16,764	USD	5,806,875	Morgan Stanley & Co. LLC
Total			$(21,062)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
30 Year Euro-Buxl	2	March 2022	$21,607	EUR	$470,747	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	8	March 2022	7,187	EUR	1,213,550	Morgan Stanley & Co. LLC
Long Gilt Future	20	March 2022	(9,115)	GBP	3,381,168	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	5	March 2022	(1,366)	USD	652,344	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	8	March 2022	1,472	USD	1,745,375	Morgan Stanley & Co. LLC
Total			$19,785
Interest rate swaps as of December 31, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
7.78%	MXN-CBNALDN	Every 28 days	Morgan Stanley & Co. LLC	1/13/32	MXN	16,600	$13,570
1.65%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/32	USD	6,380	(31,776)
Total							$(18,206)
Credit default swaps buy protection as of December 31, 2021:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 37	Quarterly	Morgan Stanley & Co. LLC	12/20/26	USD	24,700	$(562,125)	$(50,858)	$(612,983)
Total							$(562,125)	$(50,858)	$(612,983)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Abbreviations used are defined below:
Bobl - German Bundesobligationen
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
MXN - Mexican Peso
SOFR - Secured Overnight Financing Rate
TBA - To-be-announced
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Asset Backed Securities	16.90%
Collateralized Mortgage Obligations	9.04%
Foreign Government Bonds	0.62%
Financial	49.84%
Consumer, Cyclical	7.25%
Communications	4.84%
Government	4.07%
Technology	3.54%
Industrial	3.46%
Consumer, Non-cyclical	3.21%
Energy	2.87%
Basic Materials	1.20%
Utilities	0.77%
Other*	(7.61)%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.